Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.8%

Auto Components — 2.3%
American Axle & Manufacturing Holdings, Inc.*	1,804	15,891
Cooper-Standard Holdings, Inc.*(a)	969	21,235
Gentherm, Inc.*(a)	1,050	84,973
Tenneco, Inc., Class A*	2,924	41,729

		163,828

Banks — 28.6%
Bancorp, Inc. (The)*	1,378	35,074
Brookline Bancorp, Inc.(a)	3,270	49,903
CIT Group, Inc.	2,819	146,461
First Hawaiian, Inc.	3,852	113,065
First Horizon Corp.	18,548	302,144
First Midwest Bancorp, Inc.	8,828	167,825
FNB Corp.	19,355	224,907
Hope Bancorp, Inc.	7,479	107,994
Huntington Bancshares, Inc.	14,333	221,587
Investors Bancorp, Inc.	13,484	203,739
KeyCorp	10,409	225,053
Old National Bancorp	1,323	22,431
Simmons First National Corp., Class A	1,382	40,855
Texas Capital Bancshares, Inc.*	1,361	81,712
United Bankshares, Inc.	1,525	55,478

		1,998,228

Beverages — 1.0%
Primo Water Corp.	4,269	67,106

Building Products — 3.8%
Builders FirstSource, Inc.*	776	40,142
JELD-WEN Holding, Inc.*	5,361	134,182
Resideo Technologies, Inc.*	3,768	93,407

		267,731

Capital Markets — 0.7%
Janus Henderson Group plc	1,195	49,390

Chemicals — 5.9%
Cabot Corp.	2,798	140,252
Koppers Holdings, Inc.*	1,575	49,249
Olin Corp.	3,676	177,366
Trinseo SA	901	48,633

		415,500

Commercial Services & Supplies — 3.2%
Brink’s Co. (The)(a)	2,308	146,076
Harsco Corp.*	1,065	18,060
Herman Miller, Inc.	1,617	60,890

		225,026

Communications Equipment — 1.2%
ADTRAN, Inc.	1,732	32,490
CommScope Holding Co., Inc.*	3,948	53,654

		86,144

Construction & Engineering — 1.3%
Granite Construction, Inc.(a)	2,364	93,492

Construction Materials — 0.8%
Eagle Materials, Inc.	414	54,247

Containers & Packaging — 9.3%
Berry Global Group, Inc.*	2,758	167,930
Crown Holdings, Inc.	1,355	136,546
Graphic Packaging Holding Co.	14,633	278,606
Greif, Inc., Class A	1,122	72,466

		655,548

Electric Utilities — 1.9%
Portland General Electric Co.	2,876	135,149

Electronic Equipment, Instruments & Components — 0.4%
Avnet, Inc.	735	27,163

Energy Equipment & Services — 1.2%
KLX Energy Services Holdings, Inc.*(a)	318	1,515
Patterson-UTI Energy, Inc.(a)	6,840	61,563
TETRA Technologies, Inc.*	6,185	19,297

		82,375

Equity Real Estate Investment Trusts (REITs) — 6.5%
Alexander & Baldwin, Inc.	1,035	24,249
Brixmor Property Group, Inc.	6,265	138,515
Chatham Lodging Trust*	2,700	33,069
DigitalBridge Group, Inc.*	3,622	21,839
Franklin Street Properties Corp.	5,890	27,330
Kite Realty Group Trust	4,002	81,475
Pebblebrook Hotel Trust	1,210	27,114
Rayonier, Inc.	1,878	66,992
Retail Properties of America, Inc., Class A	2,487	32,026
Ryman Hospitality Properties, Inc.*	41	3,396

		456,005

Gas Utilities — 2.0%
Southwest Gas Holdings, Inc.	1,467	98,130
Spire, Inc.	679	41,519

		139,649

Health Care Providers & Services — 1.4%
Ensign Group, Inc. (The)	1,282	96,023

Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc.*(a)	3,875	51,808

Household Durables — 1.3%
Tri Pointe Homes, Inc.*	4,306	90,504

Household Products — 2.1%
Energizer Holdings, Inc.	2,711	105,854
Reynolds Consumer Products, Inc.(a)	1,564	42,755

		148,609

Insurance — 6.3%
Assured Guaranty Ltd.	1,019	47,687
CNO Financial Group, Inc.	5,566	131,023
Enstar Group Ltd.*	156	36,703
Kemper Corp.	2,175	145,292
White Mountains Insurance Group Ltd.	77	82,616

		443,321

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Machinery — 2.5%
Enerpac Tool Group Corp.	960	19,905
Hyster-Yale Materials Handling, Inc.(a)	205	10,295
Kennametal, Inc.	1,284	43,962
Terex Corp.	2,422	101,953

		176,115

Marine — 2.0%
Matson, Inc.	1,761	142,112

Metals & Mining — 0.4%
Commercial Metals Co.	832	25,337

Multi-Utilities — 1.2%
Black Hills Corp.(a)	1,139	71,484
NorthWestern Corp.	186	10,680

		82,164

Oil, Gas & Consumable Fuels — 5.6%
Devon Energy Corp.	8,637	306,697
PBF Energy, Inc., Class A*	824	10,686
Range Resources Corp.*(a)	3,211	72,671

		390,054

Paper & Forest Products — 0.3%
Glatfelter Corp.	1,571	22,150

Professional Services — 0.6%
Science Applications International Corp.	459	39,246

Software — 2.0%
Cognyte Software Ltd. (Israel)*	649	13,328
Dolby Laboratories, Inc., Class A	132	11,578
NCR Corp.*	2,364	91,644
Verint Systems, Inc.*	582	26,052

		142,602

Specialty Retail — 0.2%
Designer Brands, Inc., Class A*(a)	971	13,520

Textiles, Apparel & Luxury Goods — 0.5%
Columbia Sportswear Co.	385	36,868

Trading Companies & Distributors — 2.6%
Applied Industrial Technologies, Inc.	878	79,155
Beacon Roofing Supply, Inc.*	1,605	76,635
MRC Global, Inc.*(a)	3,545	26,021

		181,811

TOTAL COMMON STOCKS (Cost $5,180,309)		6,998,825

SHORT-TERM INVESTMENTS — 1.4%
INVESTMENT COMPANIES — 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(b)(c)(Cost $10,888)	10,883	10,888

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(b)(c)	81,966	81,965
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	8,665	8,665

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $90,630)		90,630

TOTAL SHORT-TERM INVESTMENTS (Cost $101,518)		101,518

Total Investments — 101.2% (Cost $5,281,827)		7,100,343
Liabilities in Excess of Other Assets — (1.2)%		(83,020)

Net Assets — 100.0%		7,017,323

Percentages indicated are based on net assets.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 is $86,896.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$7,100,343	$–	$–	$7,100,343

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(a)(b)	$25,651	$193,027	$207,790	$— (c)	$—	(c)	$10,888	10,883	$4	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(a)(b)	108,966	65,000	92,000	(10)	9		81,965	81,966	21	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	13,210	27,165	31,710	—	—		8,665	8,665	1	—

Total	$147,827	$285,192	$331,500	$(10)	$9		$101,518		$26	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.